Fair Value Measurements - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Fair Value Disclosures [Abstract]
Cash equivalents maximum maturity period	3 months
Transfers between fair value measurement category levels	$ 0	$ 0	$ 0